ACQUISITIONS - SECURITIZE, INC. AND SUBSIDIARIES	3 Months Ended
Mar. 31, 2026
Securitize, Inc. and Subsidiaries
Business Combination [Line Items]
ACQUISITIONS	ACQUISITIONS
MG Stover, LLC
On April 15, 2025, the Company completed the acquisition of all outstanding equity interests of MG Stover, a leading fund administrator for digital assets. As a result, MG Stover’s operating results have been consolidated into the Company’s consolidated financial statements effective from the acquisition date.
The following table summarizes the approximate values of consideration paid and the net assets acquired on the acquisition date:

Purchase consideration:
Cash, net of cash acquired	$21,090,525
Fair value of identifiable assets acquired and liabilities assumed:
Customer relationships	$9,400,000
Prepaid expenses	109,538
Total identifiable assets acquired	9,509,538
Accounts payable	(991,616)
Deferred revenue	(462,398)
Total liabilities assumed	(1,454,014)
Net identifiable assets acquired	8,055,524
Goodwill	13,035,001
Net assets acquired	$21,090,525
The total purchase consideration was approximately $21,090,525, which consisted of cash paid net of cash acquired. No equity was issued as part of the transaction.
Acquired intangible assets include customer relationships valued at approximately $9,400,000, which were fair valued using a discounted cash flow method based on company projections and Level 3 inputs. The useful life of these customer relationships at acquisition was 10 years. The trademark, non-compete agreements, and acquired technology related to an internally developed workflow system were determined to have de minimis values due to immediate rebranding, retention of key personnel, and the Company’s intent to continue using its existing internal systems rather than the acquired technology, respectively. Goodwill of approximately $13,035,001 represents expected synergies, expanded service capabilities, and the excess of purchase price over the fair value of net assets acquired. Goodwill is deductible for tax purposes.
The Company incurred approximately $246,069 in transaction-related expenses related to the acquisition of MG Stover for the three months ended March 31, 2025. These costs are included in ‘Selling, general & administrative’ costs on the unaudited condensed consolidated statements of operations and comprehensive loss.
Pro Forma Financial Information
The following proforma financial information presents the consolidated results of operations of the Company and MG Stover for the three months ended March 31, 2025, as if the acquisition had occurred as of beginning of the earliest period presented. The proforma information does not necessarily reflect the results of operations that would have occurred had the entities been a single company during those periods, nor does it project future results.
The following table shows the proforma financial information for the Company and MG Stover:

For the Three Months Ended March 31, 2025
Revenues	$19,057,115
Net loss from continuing operations	$(4,262,814)
Net loss from continuing operations per basic and diluted share	$(0.48)
Weighted average common shares outstanding:
Basic and Diluted	8,812,021
ACQUISITIONS
MG Stover, Inc.
On April 15, 2025, the Company completed the acquisition of all outstanding equity interests of MG Stover, a leading fund administrator for digital assets. As a result, MG Stover’s operating results have been consolidated into the Company’s consolidated financial statements effective from the acquisition date.
The following table summarizes the approximate values of consideration paid and the net assets acquired on the acquisition date:

Purchase consideration:
Cash, net of cash acquired	$21,090,525
Fair value of identifiable assets acquired and liabilities assumed:
Customer relationships	$9,400,000
Prepaid expenses	109,538
Total identifiable assets acquired	9,509,538
Accounts payable	(991,616)
Deferred revenue	(462,398)
Total liabilities assumed	(1,454,014)
Net identifiable assets acquired	8,055,524
Goodwill	13,035,001
Net assets acquired	$21,090,525
The total purchase consideration was approximately $21,090,525, which consisted of cash paid net of cash acquired. No equity was issued as part of the transaction.
Acquired intangible assets include customer relationships valued at approximately $9,400,000, which were fair valued using a discounted cash flow method based on company projections and Level 3 inputs. The useful life of these customer relationships at acquisition was 10 years. The trademark, non-compete agreements, and acquired technology related to an internally developed workflow system were determined to have de minimis values due to immediate rebranding, retention of key personnel, and the Company’s intent to continue using its existing internal systems rather than the acquired technology, respectively. Goodwill of approximately $13,035,001 represents expected synergies, expanded service capabilities, and the excess of purchase price over the fair value of net assets acquired. Goodwill is deductible for tax purposes.
The Company incurred approximately $290,000 in transaction-related expenses related to the acquisition of MG Stover for the year ended December 31, 2025. These costs are included in ‘Selling, general & administrative’ costs on the consolidated statements of operations and comprehensive loss.
Theorem Fund Services
On October 17, 2024, the Company completed the acquisition of all outstanding capital stock of Theorem in order to obtain the ability to offer services to a new customer base. As a result, Theorem’s operating results have been consolidated into the Company’s consolidated financial statements effective from the acquisition date.
The following table summarizes the approximate values of consideration paid and the net assets acquired on the acquisition date:

Purchase consideration:
Cash, net of cash acquired	$5,644,898
Contingent consideration – common stock (20,513 shares)	53,539
Portion of seller’s transaction costs paid by the Company	94,216
$5,792,653
Fair value of identifiable assets acquired and liabilities assumed:
Customer relationships	$3,100,000
Accounts receivable	225,645
Prepaid expenses and other assets	136,231
Total identifiable assets acquired	3,461,876
Accrued expenses and other current liabilities	(486,517)
Total liabilities assumed	(486,517)
Net identifiable assets acquired	2,975,359
Goodwill	2,817,294
Net assets acquired	$5,792,653
The total purchase consideration was $5,792,653, which included cash of $5,644,898, transaction costs paid of $94,216, and $53,539 of contingent consideration payable in common stock of the Company. The Company issued 20,513 shares of common stock in January 2025 valued at approximately $2.61 per share pursuant to the agreement in satisfaction of the contingent consideration payable. The Company’s common stock was fair valued using the income approach, specifically the discounted cash flow method, which is based on company projections and Level 3 fair value inputs. In January 2025, following the Theorem employees’ completion of 90 days of service from the acquisition close date, the Company issued 183,309 shares of common stock, the value of which was excluded from purchase consideration.
Acquired intangible assets included customer relationships, valued at approximately $3,100,000, while the trademark and non-compete agreements were determined to have de minimis values due to immediate rebranding and the retention of key personnel. The customer relationships were fair valued using a discounted cash flow method based on company projections. The useful life of these customer relationships at acquisition was 15 years. The goodwill is associated with the Company’s Securitize Fund Services reporting unit and represents the impact of the positive cash flow from Theorem in addition to expected synergies and the excess of the purchase price over the fair value of the net assets acquired in a business combination.
The Company incurred approximately $275,000 in transaction-related expenses related to the acquisition of Theorem for the year ended December 31, 2024. These costs are included in ‘Selling, general & administrative’ costs on the Company’s consolidated statements of operations and comprehensive loss.
Pro Forma Financial Information
The following proforma financial information presents the consolidated results of operations of the Company, Theorem, and MG Stover for the years ended December 31, 2025 and 2024, as if both acquisitions had occurred as of beginning of the earliest period presented. The proforma information does not necessarily reflect the results of operations that would have occurred had the entities been a single company during those periods, nor does it project future results.
The following table shows the proforma financial information for the Company, Theorem, and MG Stover:

	For the Year Ended December 31,
	2025	2024
Revenues	$68,938,369	$42,492,286
Net loss from continuing operations	$(40,591,094)	$(19,172,023)
Net loss from continuing operations per basic and diluted share	$(4.60)	$(2.13)
Weighted average common shares outstanding:
Basic and Diluted	8,822,260	9,006,533